Intangible assets (Tables)	12 Months Ended
Jun. 30, 2023
Intangible assets.
Schedule of intangible assets

			Other intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2021
Cost	421,453	861,210	16,644	1,299,307
Accumulated amortization	—	(533,223)	(11,617)	(544,840)
Net book amount	421,453	327,987	5,027	754,467
Year ended 30 June 2022
Opening net book amount	421,453	327,987	5,027	754,467
Additions	—	151,564	3,100	154,664
Disposals	—	(14,391)	—	(14,391)
Amortization charge	—	(148,949)	(2,513)	(151,462)
Closing book amount	421,453	316,211	5,614	743,278
At 30 June 2022
Cost	421,453	779,197	18,817	1,219,467
Accumulated amortization	—	(462,986)	(13,203)	(476,189)
Net book amount	421,453	316,211	5,614	743,278
Year ended 30 June 2023
Opening net book amount	421,453	316,211	5,614	743,278
Additions	—	247,355	3,347	250,702
Disposals	—	(8,914)	—	(8,914)
Amortization charge	—	(169,767)	(2,917)	(172,684)
Closing book amount	421,453	384,885	6,044	812,382
At 30 June 2023
Cost	421,453	924,829	22,164	1,368,446
Accumulated amortization	—	(539,944)	(16,120)	(556,064)
Net book amount	421,453	384,885	6,044	812,382

Schedule of estimated useful lives of other intangible assets

Website, mobile applications and software	3 years
Trademark registrations	10 years